RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to "Note 12, Operating Leases" and "Note 13, Vessels under Finance Leases" for additional information related to these contracts.

We are the commercial manager for 14 (six month ended June 30, 2019: 14) dry bulk and 16 (six month ended June 30, 2019: 14) container vessels owned and operated by SFL. Pursuant to the management agreements, we receive $125 per day per vessel for managing seven of the 14 dry bulk vessels and $75 per day per vessel for managing the remaining seven dry bulk vessels (six month ended June 30, 2019: $125 per day per vessel for managing the seven dry bulk vessels and $75 per day per vessel for managing the remaining seven dry bulk vessels ) and $75 per day per vessel for managing the sixteen container vessels (six month ended June 30, 2019: $75 per day per vessel for managing the 14 container vessels).

Seatankers Management Co Ltd ("Seatankers")
We are the commercial manager of 22 (six month ended June 30, 2019: 14) dry bulk vessels owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (six month ended June 30, 2019: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short term time charters.

CCL
In the six months ended June 30, 2020, we recorded revenue sharing income, net, of $2.4 million pursuant to the revenue sharing agreement (six months ended June 30, 2019: $2.8 million).

SwissMarine
In 2019, we provided SwissMarine with a $10.7 million subordinated shareholder loan, non-amortizing, with a five-year term.
The loan bears interest equivalent to the 12-month LIBOR plus a margin of 2%. In May 2020, the subordinated shareholder loan was partially repaid by SwissMarine. Total repayment amounted to $5.7 million, which included principal loan amount of
$5.4 million and interest of $0.3 million. Outstanding balance of the shareholder loan from SwissMarine after repayment amounts to $5.3 million.

In addition, we have entered into several time charter agreements with SwissMarine and total time charter revenues from SwissMarine amounted to $7.3 million in the six months ended June 30, 2020.

TFG Marine
With reference to "Note 14, Investments in associated companies", in 2020 we made an equity investment in TFG Marine, in which we have determined to have significant influence. We provided a shareholder loan of $1.0 million to TFG Marine. The loan has a five-year term and bears interest of LIBOR plus a margin of 7%.
We also entered into a bunker supply arrangement with TFG Marine, under which we have paid $25.8 million to TFG Marine in relation to bunker procurement. We also issued a $20.0 million guarantee in respect of the performance of its subsidiaries under a bunker supply arrangement with the joint venture. As of June 30, 2020 there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as at June 30, 2020.

Management Agreements
Technical Supervision Services
We receive technical supervision services from Frontline Management (Bermuda) Ltd ("Frontline Management"). Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $27,814 per vessel in 2020 ($27,928 per vessel in 2019). This fee is subject to annual review.

Ship Management
The ship management of our vessels is provided by external ship managers, except for 21 vessels (December 31, 2019: 20 vessels), which is provided by Seateam Management Pte. Ltd. ("Seateam"), a majority owned subsidiary of Frontline.

Other Management Services
We aim to operate efficiently through utilizing competence from other companies with the same main shareholder and these costs are allocated based on a cost-plus mark-up model. We buy services from related companies in relation to sales and purchase activities and administrative services in relation to our corporate headquarters. We may also provide certain financial management services to companies with the same main shareholder.

A summary of net amounts charged by related parties in the six months ended June 30, 2020 and June 30, 2019 is as follows:

(in thousands of $)	2020	2019
Frontline Management	1,375	1,674
SFL	18,285	15,196
Seateam	1,701	1,818
Seatankers	5,928	2,621
CCL	23	12
TFG Marine	26,595	—
Total	53,907	21,321

Net amounts charged by related parties comprise of charter hire costs, bunker costs, general management and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2020 and June 30, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	498	443
Seatankers	397	317
CCL	2,362	2,816
SwissMarine	7,267	—
Other	58	—
Total	10,582	3,576
Net amounts charged to related parties mainly comprise of commercial management fees, charter hire and net income under the revenue sharing agreement with CCL.

A summary of balances due from related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
Frontline	622	3,886
UFC	4	—
Seatankers	1,447	1,294
Credit loss allowance	(11)	—
Total	2,062	5,180

A summary of balances owed to related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	320	618
Frontline	—	1,284
CCL	1,746	2,060
Other	—	8
Total	2,066	3,970

As of June 30, 2020 and December 31, 2019, current receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties.
In addition to the short-term related party balances stated above and for the eight Capesize vessels we charter in from SFL, we have recognized right of use assets and lease obligations for these leases. See also "Note 12, Operating Leases" and "Note 13, Vessels under finance lease, net" for additional information related to these contracts and related lease balances.